Long-Term Investments (Details) - Schedule of statement of operation - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
BioFirst [Member] | BioFirst [Member]
Condensed Income Statements, Captions [Line Items]
Net sales		$ 30,162	$ 26,693
Gross profit		8,239	8,348
Net loss		(1,274,539)	(2,276,892)
Share of losses from investments accounted for using the equity method			(269,844)
Rgene [Member] | Rgene [Member]
Condensed Income Statements, Captions [Line Items]
Net sales
Gross profit
Net loss		(1,550,123)	(576,514)
Share of losses from investments accounted for using the equity method